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May 29, 2025

Emily Rowland

Senior Counsel
U.S. Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.
Washington, DC 20549

Re:	First Eagle Tactical Municipal Opportunities Fund (the “Fund”) Registration Statement on Form N-2 File Nos. 333-284107; 811-24039

Dear Ms. Rowland:

Thank you for the Staff’s comments regarding the Fund’s registration statement on Form N-2 (the “Registration Statement”), and the Fund’s related responses to a prior set of Staff comments (the “Prior Response Letter”), each filed with the Securities and Exchange Commission (the “Commission”) on May 14, 2025. This letter provides the requested responses to your comments, which were provided to us orally on May 22, 2025. All capitalized terms not otherwise defined herein have the meaning given to them in the Registration Statement.

We have made the applicable changes in the attached filing pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “Securities Act”).

Capitalized terms used herein, but not otherwise defined, have the meaning ascribed to them in the Registration Statement.

Cover Page

1.	COMMENT: Under “The Fund,” we note the disclosure that states: “The Fund … intends to elect and qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986 (“Code”).” Please explain why the Fund will not be qualified as a RIC as of effectiveness.

RESPONSE: We stated that “the Fund … intends to elect and qualify as a RIC” because as a technical matter, a fund elects to be a RIC on its tax return, which is typically filed in the middle of the following taxable year. As a result, the Fund will not in fact elect to be a RIC (and therefore will not be qualified as such) until this time next year when it files its 2025 tax return.

Prospectus

2.	COMMENT: Please advise where you have addressed the second part of Comment #9 of the Prior Response Letter, which requested that you provide disclosure in the Prospectus addressing the status of income from the Fund’s investments with regard to state income taxes.

RESPONSE: The Fund included the requested disclosure under “Tax Matters,” as follows: “However, all or a portion of the exempt-interest dividends may be taken into account in determining the alternative minimum tax on shareholders who are individuals and may be subject to state and local taxes.”

3.	COMMENT: Please disclose in the prospectus the specific provisions of the Declaration of Trust (the “Declaration”) set forth below regarding derivative actions and direct actions. Please also disclose that claims arising under the federal securities laws are carved out from these provisions. The specific provisions that we are requesting you to disclose are:

1.	The requirement to make a pre-suit demand under Section 10.6(a).

2.	The 10% requirement under Section 10.6(b).

3.	The requirement to provide the Trustees a reasonable amount of time under Section 10.6(c).

4.	The Shareholder undertaking to reimburse the Fund for expense of the Board in investigating the demand under Section 10.6(c).

5.	That any suits, claims or other actions must be brought as a derivative claim except for general direct actions.

RESPONSE: The requested disclosure regarding the referenced provisions of the Declaration has been added to the prospectus.

4.	COMMENT: Please disclose in the prospectus the exclusive Delaware jurisdiction provision under Section 10.9. Please also disclose that this provision does not apply to claims arising under the federal securities laws.

RESPONSE: The referenced disclosure has been added to the prospectus as requested.

5.	COMMENT: Please disclose in the prospectus the risks associated with such exclusive Delaware jurisdiction (for non-federal securities laws claims), including that shareholders may be required to bring suit in an inconvenient and less favorable forum.

RESPONSE: The referenced disclosure has been added to the prospectus as requested.

6.	COMMENT: Please disclose the waiver of jury trial provision in the prospectus.

RESPONSE: The referenced disclosure has been added to the prospectus as requested.

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Should you have any follow-up questions concerning this letter, please do not hesitate to contact me at (212) 839-8514.

Sincerely,
/s/ Andrew M. Friedman

Andrew M. Friedman, Esquire (as Attorney for the Funds)

cc:

Sheelyn Michael, Secretary and Deputy General Counsel, First Eagle Investment Management, LLC
Nathan Greene, Sidley Austin LLP